Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	2021	2020
Federal:
Current	$-	$303,936
Deferred	(76,300)	-
Total	(76,300)	303,936

State:
Current	5,500	118,300
Deferred	(36,700)	-
Total	(31,200)	118,300
Provision for income taxes	$(107,500)	$422,236